Share - Based Compensation - Summary of Employee Option Activity Under the Company's 2014 Plan (Detail) - Class A Ordinary Shares [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Number of options
Number of options,Balance	3,245,554	2,080,015	1,386,345
Number of options,Granted	2,388,750	1,237,584	722,070
Number of Options, Repurchased and canceled employee's vested option		(63,545)
Number of options, Forfeited	(653,910)	(8,500)	(28,400)
Number of options,Balance	4,980,394	3,245,554	2,080,015
Number of Options, Vested and expected to vest	4,672,578
Number of Options, Exercisable	1,672,483
Weighted Average Exercise Price
Weighted Average Exercise Price, Balance	$ 0.2093	$ 0.1012	$ 0.0511
Weighted Average Exercise Price, Granted	0.6000	0.3805	0.2000
Weighted Average Exercise Price, Repurchased and canceled employee's vested option		0.0212
Weighted Average Exercise Price, Forfeited	0.3318	0.1106	0.1662
Weighted Average Exercise Price, Balance	0.3806	$ 0.2093	$ 0.1012
Weighted Average Exercise Price, Vested and expected to vest	0.3668
Weighted Average Exercise Price, Exercisable	$ 0.1025
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Aggregate Intrinsic Value, Outstanding	$ 25,272		$ 7,547
Weighted Average Remaining Contractual Life, Outstanding	8 years 2 months 8 days	8 years 2 months 1 day	8 years 2 months 15 days
Weighted Average Remaining Contractual Life, Vested and expected to vest	8 years 1 month 6 days
Weighted Average Remaining Contractual Life, Exercisable	6 years 2 months 19 days
Aggregate Intrinsic Value, Outstanding	$ 35,875	$ 25,272
Aggregate Intrinsic Value, vested and expected to vest	33,704
Aggregate Intrinsic Value, Exercisable	$ 12,506
Weighted Average Grant Date Fair Value
Weighted Average Grant Date Fair Value, Outstanding	$ 3.61	$ 1.94	$ 1.23
Weighted Average Grant Date Fair Value, Granted	11.74	6.26	3.32
Weighted Average Grant Date Fair Value, Outstanding	7.13	$ 3.61	$ 1.94
Weighted Average Grant Date Fair Value,Vested and expected	6.93
Weighted Average Grant Date Fair Value, Exercisable Fair Value	$ 2.32